Discontinued Operations (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	May 21, 2018 USD ($) integer
Discontinued Operations, Disposed of by Sale [Member]
Warehouse properties		40
Land parcels		3
Sales price | $	$ 347,200
Excluded
Warehouse properties		1
Property value | $		$ 11,700